Subsequent Events (Details)				3 Months Ended	8 Months Ended		12 Months Ended
	Jan. 15, 2021 USD ($) shares	Dec. 27, 2020 USD ($) business	Aug. 03, 2020 USD ($)	Mar. 27, 2021 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Dec. 26, 2020 USD ($) shares	Apr. 30, 2019 USD ($)	Apr. 30, 2018 USD ($)	Mar. 02, 2021 $ / shares
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares							4,200,000
Payments of Stock Issuance Costs			$ 800,000
Total income tax expense					$ 8,577,000	$ 0	$ 60,501,000	$ 0	$ 0
Subsequent Event | Dividend Declared | Common Stock
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares										$ 0.375
Subsequent Event | Dividend Declared | Preferred Stock
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares										$ 0.46875
Subsequent Event | Liberty Tax Segment
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses				$ 182,000,000.0
Disposal Group, Including Discontinued Operation, Consideration				243,000,000.0
Disposal Group, Including Discontinued Operation, Equity Interest, Fair Value				61,000,000.0
Subsequent Event | Public Offering
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	3,300,000
Sale of Stock, Consideration Received on Transaction	$ 79,700,000
Payments of Stock Issuance Costs	$ 3,200,000
FFO | Subsequent Event
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross		$ 13,800,000
Number of Businesses Acquired | business		31
Pet Supplies Plus | Subsequent Event
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross				700,000,000.0
Total income tax expense				100,000,000.0
Pet Supplies Plus | Subsequent Event | Line of Credit [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				1,300,000,000.0
Pet Supplies Plus | Subsequent Event | Line of Credit [Member] | Unsecured Debt | B. Riley Financial
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 300,000,000.0